Costs According to Type of Cost (Tables)	12 Months Ended
Dec. 31, 2020
Costs According to Type of Cost
Schedule of operating expenses

	Year Ended December 31,
	2020	2019	2018
Other external expenses	311,329	176,729	111,251
Personnel costs	68,943	34,157	19,090
Depreciation on equipment’s and right-of-use assets	2,823	1,822	51
Other operating expenses	—	4,525	2,090
Total	383,095	217,233	132,482